American Conservative Values ETF

Schedule of InvestmentsOctober 31, 2022 (unaudited)

QUARTERLY REPORT

	Security Description	Number of Shares	Fair Value
99.72%	COMMON STOCKS

4.73%	COMMUNICATION SERVICES
	Activision Blizzard, Inc.	331	$24,097
	AT&T Inc.	7,018	127,938
	Charter Communications, Inc.*	1,085	398,868
	DISH Network Corp.*	1,761	26,257
	Electronic Arts, Inc.	124	15,619
	Fox Corp. - Class A	1,501	43,334
	Fox Corp. - Class B	1,421	38,651
	IAC/InterActive Corp.*	482	23,464
	Live Nation Entertainment, Inc.*	399	31,764
	Lumen Technologies, Inc.	2,326	17,119
	Match Group, Inc.*	603	26,050
	News Corp. - Class A	2,167	36,557
	News Corp. - Class B	1,968	33,712
	Omnicom Group, Inc.	1,439	104,687
	Paramount Global	2,104	38,545
	Spotify Technology SA*	320	25,786
	Take-Two Interactive Software*	219	25,947
	The Interpublic Group of Cos, Inc.	3,163	94,226
	T-Mobile US, Inc.*	2,631	398,754
	Vimeo, Inc.*	658	2,500
			1,533,875

11.47%	CONSUMER DISCRETIONARY
	Advance Auto Parts, Inc.	90	17,093
	Aptiv PLC*	355	32,330
	AutoZone, Inc.*	2	5,066
	Bath & Body Works, Inc.	383	12,785
	Best Buy Co., Inc.	311	21,276
	Booking Holdings, Inc.*	137	256,119
	BorgWarner, Inc.	395	14,824
	CarMax, Inc.*	178	11,216
	Carnival Corp.**	972	8,806
	Chipotle Mexican Grill, Inc.*	45	67,425
	DR Horton, Inc.	356	27,369
	Darden Restaurants, Inc.	181	25,908

American Conservative Values ETF

Schedule of Investments - continuedOctober 31, 2022 (unaudited)

QUARTERLY REPORT

Security Description	Number of Shares	Fair Value
Dollar General Corp.	279	$71,159
Dollar Tree, Inc.*	105	16,643
Domino’s Pizza, Inc.	45	14,951
eBay, Inc.	734	29,243
Etsy, Inc.*	535	50,242
Expedia Group, Inc.*	584	54,586
Ford Motor Co.	5,495	73,468
The Gap, Inc.	309	3,482
Garmin Ltd.	617	54,321
Genuine Parts Co.	223	39,663
Hasbro, Inc.	92	6,003
Hilton Worldwide Holdings, Inc.	355	48,017
The Home Depot, Inc.	3,134	928,071
Las Vegas Sands Corp.*	533	20,259
Lennar Corp.	264	21,305
LKQ Corp.	264	14,689
Marriott International, Inc./MD	846	135,453
McDonald’s Corp.	1,006	274,296
MGM Resorts International	1,110	39,483
Norwegian Cruise Line Holdings*	267	4,510
O’Reilly Automotive, Inc.*	90	75,345
Pool Corp.	45	13,690
PulteGroup, Inc.	136	5,439
PVH Corp.	89	4,567
Ralph Lauren Corp.	44	4,078
Ross Stores, Inc.	446	42,678
Royal Caribbean Cruises Ltd.*	223	11,904
Tapestry, Inc.	268	8,490
Target Corp.	657	107,912
Tesla, Inc.*	3,684	838,257
The TJX Cos, Inc.	1,627	117,307
Tractor Supply Co.	136	29,889
Ulta Beauty, Inc.*	45	18,872
Under Armour, Inc. - Class A*	177	1,319
Under Armour, Inc. - Class C*	218	1,430
VF Corp.	354	10,000
Wynn Resorts Ltd.*	131	8,371
YUM! Brands, Inc.	144	17,028
		3,716,637

American Conservative Values ETF

Schedule of Investments - continuedOctober 31, 2022 (unaudited)

QUARTERLY REPORT

	Security Description	Number of Shares	Fair Value
8.50%	CONSUMER STAPLES
	Altria Group, Inc.	2,081	$96,288
	Archer-Daniels-Midland Co.	364	35,301
	Brown-Forman Corp.	275	18,700
	Church & Dwight Co., Inc.	223	16,531
	Colgate-Palmolive Co.	348	25,696
	Constellation Brands, Inc.	351	86,725
	Costco Wholesale Corp.	1,410	707,115
	The Estee Lauder Cos., Inc.	223	44,709
	General Mills, Inc.	534	43,564
	Kimberly-Clark Corp.	310	38,583
	The Kraft Heinz Co.	843	32,430
	Kroger Co.	310	14,660
	McCormick & Co., Inc./MD	178	13,998
	Mondelez International, Inc.	2,120	130,338
	Monster Beverage Corp.*	840	78,725
	PepsiCo, Inc.	2,724	494,624
	Philip Morris International, Inc.	1,504	138,142
	Sysco Corp.	201	17,399
	The Clorox Co.	38	5,549
	The Hershey Co.	135	32,234
	The Procter & Gamble Co.	4,576	616,250
	Tyson Foods, Inc.	353	24,128
	Walgreens Boots Alliance, Inc.	1,152	42,048
			2,753,737
5.21%	ENERGY
	Baker Hughes Co.	927	25,641
	Chevron Corp.	2,296	415,346
	ConocoPhillips	976	123,064
	EOG Resources, Inc.	487	66,485
	Exxon Mobil Corp.	5,803	643,030
	Halliburton Co.	881	32,086
	Hess Corp.	133	18,764
	Kinder Morgan, Inc.	2,034	36,856
	Marathon Petroleum Corp.	888	100,895
	Occidental Petroleum Corp.	889	64,541
	ONEOK, Inc.	395	23,431
	Pioneer Natural Resources Co.	89	22,820

American Conservative Values ETF

Schedule of Investments - continuedOctober 31, 2022 (unaudited)

QUARTERLY REPORT

	Security Description	Number of Shares	Fair Value
	Schlumberger NV	1,677	$87,254
	The Williams Cos., Inc.	838	27,428
			1,687,641

11.42%	FINANCIALS
	Aflac, Inc.	266	17,319
	The Allstate Corp.	114	14,393
	American International Group, Inc.	315	17,955
	Ameriprise Financial, Inc.	182	56,260
	Aon PLC	223	62,772
	Arthur J Gallagher & Co.	90	16,837
	Bank of New York Mellon Corp.	418	17,602
	Berkshire Hathaway, Inc. - Class B*	2,948	869,925
	Capital One Financial Corp.	448	47,497
	Cboe Global Markets, Inc.	92	11,454
	Chubb Ltd.	663	142,472
	Cincinnati Financial Corp.	181	18,701
	Citigroup, Inc.	3,253	149,183
	Citizens Financial Group, Inc.	750	30,675
	CME Group, Inc.	485	84,051
	Discover Financial Services	988	103,206
	Fifth Third BanCorp	1,239	44,220
	First Republic Bank/CA	267	32,067
	Franklin Resources, Inc.	262	6,144
	Hartford Financial Services Group	312	22,592
	Huntington Bancshares, Inc.	1,373	20,842
	Intercontinental Exchange, Inc.	751	71,773
	Invesco Ltd.	138	2,114
	KeyCorp	930	16,619
	Lincoln National Corp.	218	11,744
	Loews Corp.	213	12,145
	MarketAxess Holdings, Inc.	45	10,982
	Marsh & McLennan Cos., Inc.	573	92,534
	MetLife, Inc.	1,546	113,183
	Moody’s Corp.	260	68,866
	Morgan Stanley	2,691	221,119
	MSCI, Inc.	47	22,036
	Northern Trust Corp.	353	29,775

QUARTERLY REPORT

American Conservative Values ETF

Schedule of Investments - continuedOctober 31, 2022 (unaudited)

	Security Description	Number of Shares	Fair Value
	PNC Financial Services Group	805	$130,273
	Principal Financial Group, Inc.	179	15,775
	Prudential Financial, Inc.	182	19,145
	Raymond James Financial, Inc.	267	31,543
	Regions Financial Corp.	1,590	34,900
	Rocket Cos., Inc.	3,251	22,432
	S&P Global, Inc.	602	193,393
	State Street Corp.	531	39,294
	SVB Financial Group*	90	20,786
	Synchrony Financial	91	3,236
	T Rowe Price Group, Inc.	312	33,122
	The Charles Schwab Corp.	2,826	225,147
	The Travelers Cos., Inc.	97	17,893
	Truist Financial Corp.	2,120	94,955
	US Bancorp	2,540	107,823
	Wells Fargo & Co.	4,827	221,994
	Willis Towers Watson PLC	136	29,677
			3,700,445

15.71%	HEALTHCARE
	Abbott Laboratories	2,191	216,778
	AbbVie, Inc.	2,257	330,425
	Agilent Technologies, Inc.	223	30,852
	Align Technology, Inc.	90	17,487
	AmerisourceBergen Corp.	267	41,978
	Amgen, Inc.	699	188,975
	AstraZeneca PLC	756	44,460
	Baxter International, Inc.	87	4,728
	Becton Dickinson and Co.	312	73,623
	Biogen, Inc.*	65	18,424
	Boston Scientific Corp.*	1,634	70,442
	Bristol-Myers Squibb Co.	3,002	232,565
	Cardinal Health, Inc.	261	19,810
	Catalent, Inc.*	90	5,916
	Centene Corp.	484	41,203
	Cigna Corp.	527	170,253
	The Cooper Cos., Inc.	45	12,303
	CVS Health Corp.	1,551	146,880

QUARTERLY REPORT

American Conservative Values ETF

Schedule of Investments - continuedOctober 31, 2022 (unaudited)

	Security Description	Number of Shares	Fair Value
	Danaher Corp.	1,009	$253,935
	Dexcom, Inc.*	360	43,481
	Edwards Lifesciences Corp.*	623	45,124
	Elevance Health, Inc.	223	121,930
	Eli Lilly and Co.	1,097	397,213
	Embecta Corp.*	61	1,886
	Gilead Sciences, Inc.	498	39,073
	HCA Healthcare, Inc.	130	28,271
	Hologic, Inc.*	133	9,017
	Humana, Inc.	29	16,184
	IDEXX Laboratories, Inc.*	47	16,905
	Illumina, Inc.*	178	40,730
	Incyte Corp.*	138	10,259
	Intuitive Surgical, Inc.*	411	101,299
	IQVIA Holdings, Inc.*	177	37,112
	Laboratory Corporation of America*	90	19,967
	McKesson Corp.	223	86,830
	Medtronic PLC	1,614	140,967
	Merck & Co., Inc.	3,313	335,276
	Mettler-Toledo International, Inc.*	1	1,265
	Pfizer, Inc.	6,868	319,705
	Regeneron Pharmaceuticals, Inc.*	138	103,327
	ResMed, Inc.	91	20,356
	Stryker Corp.	398	91,237
	Thermo Fisher Scientific, Inc.	479	246,192
	UnitedHealth Group, Inc.	1,097	609,000
	Veeva Systems, Inc.*	82	13,771
	Vertex Pharmaceuticals, Inc.*	485	151,320
	West Pharmaceutical Services, Inc.	45	10,354
	Zimmer Biomet Holdings, Inc.	143	16,209
	Zimvie, Inc.*	13	114
	Zoetis, Inc.	622	93,785
			5,089,196

8.29%	INDUSTRIALS
	3M Co.	343	43,146
	American Airlines Group, Inc.*	2,298	32,586
	AMETEK, Inc.	175	22,690

QUARTERLY REPORT

American Conservative Values ETF

Schedule of Investments - continuedOctober 31, 2022 (unaudited)

Security Description	Number of Shares	Fair Value
The Boeing Co.*	603	$85,934
Canadian Pacific Railway Ltd.	130	9,684
Carrier Global Corp.	487	19,363
Caterpillar, Inc.	663	143,513
CH Robinson Worldwide, Inc.	138	13,485
Cintas Corp.	90	38,479
Copart, Inc.*	263	30,250
CSX Corp.	2,648	76,951
Cummins, Inc.	223	54,526
Deere & Co.	354	140,120
Eaton Corp. PLC	488	73,234
Emerson Electric Co.	794	68,760
Equifax, Inc.	134	22,718
Expeditors International of Washington, Inc.	180	17,613
Fastenal Co.	666	32,188
FedEx Corp.	267	42,795
Fortive Corp.	314	20,065
General Dynamics Corp.	127	31,725
General Electric Co.	1,235	96,095
Honeywell International, Inc.	1,006	205,244
Illinois Tool Works, Inc.	267	57,013
Ingersoll Rand, Inc.	356	17,978
Jacobs Engineering Group, Inc.	131	15,094
JB Hunt Transport Services, Inc.	45	7,698
Johnson Controls International	1,154	66,747
L3Harris Technologies, Inc.	266	65,561
Lockheed Martin Corp.	306	148,924
Norfolk Southern Corp.	103	23,491
Northrop Grumman Corp.	179	98,273
Old Dominion Freight Line, Inc.	91	24,989
Otis Worldwide Corp.	262	18,508
PACCAR, Inc.	400	38,732
Parker-Hannifin Corp.	135	39,234
Quanta Services, Inc.	45	6,392
Raytheon Technologies Corp.	1,768	167,642
Republic Services, Inc.	136	18,036
Rockwell Automation, Inc.	45	11,489
Southwest Airlines Co.*	886	32,206

QUARTERLY REPORT

American Conservative Values ETF

Schedule of Investments - continuedOctober 31, 2022 (unaudited)

	Security Description	Number of Shares	Fair Value
	Stanley Black & Decker, Inc.	178	$13,971
	Trane Technologies PLC	220	35,119
	TransDigm Group, Inc.	45	25,909
	Union Pacific Corp.	789	155,543
	United Airlines Holdings, Inc.*	310	13,355
	United Parcel Service, Inc.	786	131,867
	Westinghouse Air Brake Technologies Corp.	175	16,324
	Waste Management, Inc.	490	77,601
	WW Grainger, Inc.*	45	26,296
	Xylem, Inc.	91	9,321
			2,684,477

11.80%	INFORMATION TECHNOLOGY
	Advanced Micro Devices, Inc.	2,936	176,336
	Amphenol Corp.	704	53,384
	Analog Devices, Inc.	441	62,895
	Applied Materials, Inc.	1,428	126,078
	Arista Networks, Inc.	1,408	170,171
	Broadcom, Inc.	439	206,383
	CDW Corp./DE	136	23,502
	Cisco Systems, Inc.	25,844	1,174,093
	Corning, Inc.	844	27,151
	Hewlett Packard Enterprise Co.	1,507	21,505
	HP, Inc.	2,062	56,952
	Intel Corp.	4,833	137,402
	Keysight Technologies, Inc.*	178	30,999
	KLA Corp.	136	43,037
	Lam Research Corp.	178	72,051
	Microchip Technology, Inc.	444	27,413
	Micron Technology, Inc.	1,576	85,262
	Motorola Solutions, Inc.	181	45,198
	NVIDIA Corp.	3,785	510,861
	QUALCOMM, Inc.	1,617	190,256
	Roper Technologies Inc.	137	56,792
	Seagate Technology Holdings PL	215	10,677
	ServiceNow, Inc.*	323	135,899
	Skyworks Solutions, Inc.	136	11,697
	TE Connectivity Ltd.	446	54,515

QUARTERLY REPORT

American Conservative Values ETF

Schedule of Investments - continuedOctober 31, 2022 (unaudited)

	Security Description	Number of Shares	Fair Value
	Texas Instruments, Inc.	1,353	$217,332
	Zebra Technologies Corp.*	261	73,920
	Zoom Video Communications, Inc.*	251	20,943
			3,822,704

2.56%	MATERIALS
	Air Products and Chemicals, Inc.	270	67,608
	Albemarle Corp.	45	12,594
	Amcor PLC	1,992	23,067
	Ball Corp.	444	21,929
	Celanese Corp.	46	4,422
	Corteva, Inc.	888	58,022
	Dow, Inc.	351	16,406
	DuPont de Nemours, Inc.	292	16,702
	Ecolab, Inc.	314	49,320
	FMC Corp.	46	5,469
	Freeport-McMoRan, Inc.	2,125	67,341
	International Flavors & Fragrances, Inc.	89	8,687
	International Paper Co.	621	20,872
	Linde PLC	749	222,715
	LyondellBasell Industries NV	263	20,106
	The Mosaic Co.	353	18,974
	Newmont Corp.	840	35,549
	Nucor Corp.	306	40,202
	Packaging Corp. of America	91	10,939
	PPG Industries, Inc.	267	30,486
	The Sherwin-Williams Co.	268	60,308
	Sylvamo Corp.*	53	2,553
	Vulcan Materials Co.	45	7,366
	Westrock Co.	223	7,595
			829,232

2.11%	REAL ESTATE
	Alexandria Real Estate Equities	91	13,222
	American Tower Corp.	487	100,902
	AvalonBay Communities, Inc.	136	23,816
	CBRE Group, Inc.*	531	37,669
	Crown Castle International Corp.	490	65,297

QUARTERLY REPORT

American Conservative Values ETF

Schedule of Investments - continuedOctober 31, 2022 (unaudited)

	Security Description	Number of Shares	Fair Value
	Digital Realty Trust, Inc.	311	$31,178
	Equinix, Inc.	137	77,602
	Equity Residential	400	25,208
	Extra Space Storage, Inc.	46	8,162
	Host Hotels & Resorts, Inc.	524	9,893
	Mid-America Apartment Communities	46	7,243
	Orion Office Reit, Inc.*	16	150
	Prologis, Inc.	971	107,538
	Public Storage	222	68,765
	Realty Income Corp.	209	13,014
	SBA Communications Corp.	37	9,986
	Simon Property Group, Inc.	219	23,867
	Ventas, Inc.	261	10,213
	Welltower, Inc.	444	27,102
	Weyerhaeuser Co.	705	21,806
			682,633

15.60%	SOFTWARE & SERVICES
	Accenture PLC	1,186	336,705
	Adobe, Inc.*	1,361	433,478
	ANSYS, Inc.*	90	19,904
	Autodesk, Inc.**	482	103,293
	Automatic Data Processing, Inc.	622	150,337
	Broadridge Financial Solutions	135	20,258
	Cadence Design Systems, Inc.*	752	113,845
	Cloudflare, Inc.*	232	13,066
	Cognizant Technology Solutions	751	46,750
	Fidelity National Information	749	62,160
	Fiserv, Inc.*	667	68,528
	Fortinet, Inc.*	875	50,015
	Gartner, Inc.*	176	53,138
	Global Payments, Inc.	314	35,878
	International Business Machine	215	29,732
	Intuit, Inc.	487	208,193
	Mastercard, Inc.	2,446	802,728
	Microsoft Corp.	8,568	1,988,890
	Oracle Corp.	2,343	182,918
	Paychex, Inc.	444	52,530

QUARTERLY REPORT

American Conservative Values ETF

Schedule of Investments - continuedOctober 31, 2022 (unaudited)

	Security Description	Number of Shares	Fair Value
	Paycom Software, Inc.*	45	$15,570
	Synopsys, Inc.*	224	65,531
	Tyler Technologies, Inc.*	40	12,933
	VeriSign, Inc.*	944	189,234
			5,055,614

2.32%	UTILITIES
	The AES Corp.	261	6,828
	Ameren Corp.	33	2,690
	American Electric Power Co., Inc.	186	16,353
	American Water Works Co., Inc.	91	13,226
	CenterPoint Energy, Inc.	442	12,646
	Consolidated Edison, Inc.	43	3,782
	Constellation Energy Corp.	179	16,923
	Dominion Energy, Inc.	245	17,143
	DTE Energy Co.	182	20,404
	Duke Energy Corp.	561	52,274
	Edison International	345	20,714
	Eversource Energy	355	27,079
	Exelon Corp.	420	16,208
	FirstEnergy Corp.	578	21,796
	NextEra Energy, Inc.	4,059	314,573
	Public Service Enterprise Group	487	27,306
	Sempra Energy	103	15,547
	The Southern Co.	1,323	86,630
	WEC Energy Group, Inc.	270	24,659
	Xcel Energy, Inc.	532	34,639
			751,420

99.72%	TOTAL COMMON STOCKS		32,307,611

99.72%	TOTAL INVESTMENTS		32,307,611
0.28%	Other assets, net of liabilities		89,733
100.00%	NET ASSETS		$32,397,344

*Non-income producing

QUARTERLY REPORT

American Conservative Values ETF

Schedule of Investments - continuedOctober 31, 2022 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stock	$32,307,611	$—	$—	$32,307,611
Total Investments	$32,307,611	$—	$—	$32,307,611

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended October 31, 2022.

At October 31, 2022, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $33,834,290 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,522,661
Gross unrealized depreciation	(4,049,340)
Net unrealized appreciation	$(1,526,679)